Offerings (Detail) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Geveran Investments Ltd. [Member]
Class of Stock [Line Items]
Effective Date of Purchase	May 11, 2011
Shares Purchased	6,250,000
Net proceeds from offerings	$ 23.8
Al Bawardi Enterprises [Member]
Class of Stock [Line Items]
Effective Date of Purchase	May 16, 2011
Shares Purchased	324,982
Net proceeds from offerings	1.2
Lsgc Holdings [Member]
Class of Stock [Line Items]
Effective Date of Purchase	May 26, 2011
Shares Purchased	3,750,000
Net proceeds from offerings	$ 14.4